Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 1.1%
Kratos Defense & Security Solutions, Inc.*	209,465	$3,510,633
Air freight & logistics - 1.6%
Forward Air Corp.	50,895	5,410,138
Auto components - 2.0%
Patrick Industries, Inc.	60,270	3,881,388
Stoneridge, Inc.*	140,352	2,648,442
Automobiles - 1.2%
Thor Industries, Inc.	42,718	4,040,696
Banks - 0.9%
Hilltop Holdings, Inc.	95,678	3,160,244
Biotechnology - 6.9%
Coherus Biosciences, Inc.*	301,309	3,724,179
Eagle Pharmaceuticals, Inc.*	85,901	3,946,292
Halozyme Therapeutics, Inc.*	147,495	5,104,802
Insmed, Inc.*	164,459	3,729,930
Vericel Corp.*	175,487	6,243,828
Capital markets - 2.4%
Cohen & Steers, Inc.	74,050	6,185,396
Open Lending Corp., Class A*	99,626	1,891,898
Chemicals - 1.8%
Balchem Corp.	40,824	5,998,679
Commercial services & supplies - 0.6%
Healthcare Services Group, Inc.	101,115	1,839,282
Construction & engineering - 1.4%
Dycom Industries, Inc.*	54,980	4,634,264
Consumer finance - 1.2%
Green Dot Corp., Class A*	70,573	2,237,870
LendingTree, Inc.*	14,351	1,748,526
Diversified consumer services - 1.2%
OneSpaWorld Holdings Ltd.*	387,480	3,998,794
Electrical equipment - 0.5%
TPI Composites, Inc.*	141,762	1,711,067
Electronic equipment, instruments & components - 7.2%
Advanced Energy Industries, Inc.	47,449	4,089,155
ePlus, Inc.*	88,041	4,047,245
Fabrinet*	49,750	5,629,710
II-VI, Inc.*	96,610	6,125,074
Plexus Corp.*	50,809	3,938,713
Energy equipment & services - 0.4%
Core Laboratories N.V.	48,087	1,282,480
Equity real estate investment trusts (REITs) - 2.4%
CareTrust REIT, Inc.	210,483	4,464,344
UMH Properties, Inc.	149,330	3,524,188
Food & staples retailing - 1.4%
Performance Food Group Co.*	108,827	4,591,411
Health care equipment & supplies - 5.4%
ICU Medical, Inc.*	23,434	4,999,878
Integer Holdings Corp.*	56,520	4,431,733
LeMaitre Vascular, Inc.	98,775	4,179,171
Tactile Systems Technology, Inc.*	94,169	1,485,045
Varex Imaging Corp.*	105,908	2,764,199
Health care providers & services - 8.7%
AdaptHealth Corp.*	202,285	3,823,187
AMN Healthcare Services, Inc.*	72,380	7,334,989
HealthEquity, Inc.*	92,414	4,938,604
LHC Group, Inc.*	35,154	4,362,611
ModivCare, Inc.*	34,687	4,021,264
U.S. Physical Therapy, Inc.	45,733	4,425,583
Health care technology - 2.6%
Omnicell, Inc.*	57,396	8,617,435
Hotels, restaurants & leisure - 2.6%
Cracker Barrel Old Country Store, Inc.	26,016	3,099,546
Lindblad Expeditions Holdings, Inc.*	138,450	2,335,652
The Cheesecake Factory, Inc.*	90,893	3,243,062
Household durables - 4.0%
Installed Building Products, Inc.	57,009	6,316,027
LGI Homes, Inc.*	46,451	5,783,614
Purple Innovation, Inc.*	160,063	1,331,724
Insurance - 0.6%
Selectquote, Inc.*	263,366	1,946,275
Interactive media & services - 1.8%
Ziff Davis, Inc.*	55,517	5,832,616
IT services - 2.4%
I3 Verticals, Inc., Class A*	185,032	4,281,640
TTEC Holdings, Inc.	47,462	3,801,232
Life sciences tools & services - 3.2%
Medpace Holdings, Inc.*	41,741	7,407,358
NeoGenomics, Inc.*	137,886	3,107,950
Machinery - 3.9%
Albany International Corp., Class A	52,952	4,432,612
Chart Industries, Inc.*	55,410	6,752,817
Proto Labs, Inc.*	33,972	1,704,715
Media - 0.9%
Magnite, Inc.*	218,487	2,964,869
Personal products - 0.2%
Thorne HealthTech, Inc.*	133,788	719,779
Pharmaceuticals - 2.9%
Pacira BioSciences, Inc.*	66,185	4,154,433
Supernus Pharmaceuticals, Inc.*	178,306	5,500,740
Professional services - 2.0%
Insperity, Inc.	62,319	6,701,162
Semiconductors & semiconductor equipment - 9.0%
Ambarella, Inc.*	49,267	6,904,770
Credo Technology Group Holding Ltd.*	246,763	2,990,767
Impinj, Inc.*	73,096	5,803,091
Power Integrations, Inc.	60,397	4,874,642
Semtech Corp.*	79,856	5,677,762
Ultra Clean Holdings, Inc.*	72,792	3,670,173
Software - 8.9%
Box, Inc., Class A*	221,165	5,779,042
Envestnet, Inc.*	56,612	4,185,891
Qualys, Inc.*	44,674	5,724,526
The Descartes Systems Group, Inc.*	76,755	5,585,461
Upland Software, Inc.*	174,726	3,424,630
Verint Systems, Inc.*	90,660	4,653,578
Specialty retail - 1.0%
Monro, Inc.	65,746	3,269,549
Textiles, apparel & luxury goods - 1.1%
G-III Apparel Group Ltd.*	138,398	3,760,274
Thrifts & mortgage finance - 1.4%
Axos Financial, Inc.*	89,278	4,597,817
Trading companies & distributors - 2.8%
Applied Industrial Technologies, Inc.	51,721	5,067,624
Global Industrial Co.	119,618	4,181,845
Total common stocks (cost $220,945,241)		330,291,632
Total investment portfolio (cost $220,945,241) - 99.6%		330,291,632
Other assets in excess of liabilities - 0.4%		1,170,765
Total net assets - 100.0%		$331,462,397

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.